STATEMENTS OF CAPITALIZATION - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Stockholder's Equity [Abstract]
Common stock, par value $2.50 per share; authorized 100.0 shares; and outstanding 40.4 shares and 40.4 shares, respectively	$ 100.9	$ 100.9
Premium on common stock	926.3	923.2
Retained earnings	2,428.5	2,228.0
Total stockholder's equity	3,455.7	3,252.1
Total long-term debt	2,999.4	2,530.8
Less: long-term debt due within one year	(249.8)	(125.0)
Total long-term debt (excluding debt due within one year)	2,749.6	2,405.8
Total capitalization (including long-term debt due within one year)	6,455.1	5,782.9
OG&E [Member]
Stockholder's Equity [Abstract]
Unamortized debt expense	(20.8)	(15.2)
Unamortized discount	$ (9.9)	(9.3)
OG&E [Member] | Series Due July 15, 2017 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Long term debt, gross	$ 0.0	125.0
OG&E [Member] | Series Due September 1, 2018 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	6.35%
Long term debt, gross	$ 250.0	250.0
OG&E [Member] | Series Due January 15, 2019 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Long term debt, gross	$ 250.0	250.0
OG&E [Member] | Series Due July 15, 2027 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	6.65%
Long term debt, gross	$ 125.0	125.0
OG&E [Member] | Series Due April 15, 2028 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Long term debt, gross	$ 100.0	100.0
OG&E [Member] | Series Due January 15, 2036 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Long term debt, gross	$ 110.0	110.0
OG&E [Member] | Series Due February 1, 2038 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	6.45%
Long term debt, gross	$ 200.0	200.0
OG&E [Member] | Series Due June 1, 2040 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	5.85%
Long term debt, gross	$ 250.0	250.0
OG&E [Member] | Senior Notes due May 15, 2041 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	5.25%
Long term debt, gross	$ 250.0	250.0
OG&E [Member] | Series due May 1, 2043 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.90%
Long term debt, gross	$ 250.0	250.0
OG&E [Member] | Series due March 15, 2044 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	4.55%
Long term debt, gross	$ 250.0	250.0
OG&E [Member] | Series due December 15, 2044 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Long term debt, gross	$ 250.0	250.0
OG&E [Member] | Due August 31, 2062 [Member] | Long-term Debt [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.70%
Long term debt, gross	$ 9.7	9.9
OG&E [Member] | Series due April 1, 2047 [Member] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	4.15%
Long term debt, gross	$ 300.0	0.0
OG&E [Member] | Series due August 15, 2047 [Member] [Domain] | Senior Notes [Member]
Stockholder's Equity [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.85%
Long term debt, gross	$ 300.0	0.0
Debentures Subject to Mandatory Redemption [Member]
Stockholder's Equity [Abstract]
Total long-term debt	135.4
Debentures Subject to Mandatory Redemption [Member] | OG&E [Member] | Garfield Industrial Authority Bond, Due January 1, 2025 [Member]
Stockholder's Equity [Abstract]
Long term debt, gross	47.0	47.0
Debentures Subject to Mandatory Redemption [Member] | OG&E [Member] | Muskogee Industrial Authority Bond, Due January 1, 2025 [Member]
Stockholder's Equity [Abstract]
Long term debt, gross	32.4	32.4
Debentures Subject to Mandatory Redemption [Member] | OG&E [Member] | Muskogee Industrial Authority Bond, Due June 1, 2027 [Member]
Stockholder's Equity [Abstract]
Long term debt, gross	$ 56.0	$ 56.0